Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tax Credit Carryforward [Line Items]
Deferred Income Tax Expense (Benefit)	$ 0
Income Tax Paid, before Refund Received	0
Deferred Tax Assets, Valuation Allowance	(115,932)	$ (102,655)
Change in Valuation Allowance	13,300
Federal Net Operating Loss Carryforward	244,400
State net operating loss carryforwards	$ 2,200
Tax Credit Carryforward, Limitations on Use	The federal net operating loss and approximately $1.1 million of state net operating losses can be carried forward indefinitely, subject to an 80% limitation against taxable income. The remaining state net operating losses of approximately $1.1 million will begin to expire in 2042, unless previously utilized.
Tax Credit Carryforward, Amount	$ 11,800
Tax Credit Carryforward Expiration Period	2040 years
Orphan Drug Credit	$ 5,600
Orphan drug credit carryforwards Expiration Period	2041 years
Use of annual operating loss carryforwards	Sections 382 and 383, annual use of the Company’s net operating loss carryforwards may be limited in the event a cumulative change in ownership of more than 50% occurs within a three-year period.
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 4,000